Impairment test (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2023
Impairment Test [Abstract]
Impairment reversal		$ 2,063.4	$ 137.0	$ (2,063.4)
Post tax discount rate	12.50%		11.00%
Long-term nominal growth rate	2.50%		2.50%
Corporate tax rate growth on payment of tax			9.00%
Corporate tax rate			23.00%
Impairment loss (see Note 7)		28.5		$ 28.5
Impairment loss		$ 2,063.4